Description of Business and Organisation	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Description of Business and Organisation
1. DESCRIPTION OF BUSINESS AND ORGANIZATION

(a)	Description of Business
Yalla Group Limited (the “Company”, formerly known as “FYXTech Corporation”), through its wholly-owned subsidiaries (collectively referred to as the “Group”) operates voice-centric social networking and entertainment platform mainly in the Middle East and North Africa region. The platform allows individual users free access to the basic functions on the platform. It also provides enhanced experiences for individual users by sales of virtual items and provision of upgrade services on the platform.

(b)	Organization
The Company was incorporated in the Cayman Islands on February 7, 2018 by the controlling individual shareholders of FYXTech Limited (“FYXTech BVI”) and Shenzhen Yale Technology Co., Ltd (“Shenzhen Yale”), who agreed to vote in concert (collectively referred to as the

“Co-founders”),

in connection with a reorganization described below to redomicile the operations of FYXTech BVI and Shenzhen Yale to the Company (the “Reorganization”).
FYXTech BVI was incorporated in the British Virgin Islands on September 25, 2015. Shenzhen Yale was established in Shenzhen, the People’s Republic of China (the “PRC”) on September 27, 2016
. The equity structure of FYXTech BVI and Shenzhen Yale was identical before the Reorganization, among which the

Co-founders

owned 74% of the equity interest on a fully-diluted basis, whereas the investors of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity owned 12%, 4% and 10% of the equity interest on a fully-diluted basis, respectively.
In preparation for the Reorganization, all of the Class A Preferred Equity were repurchased and extinguished in February and March 2018 and all of the Class C Preferred Equity were repurchased and extinguished in May 2018. See note
7
.
On May 23, 2018, the Company issued 73 million
Ordinary Shares
and 10 million Series

Pre-A

Redeemable Convertible Preferred Shares to the

Co-founders

with minimal consideration. On the same date, the Company also issued 5 million Series Angel Redeemable Convertible Preferred Shares to the investors of Class B Preferred Equity with minimal consideration. Upon the issuance of preferred shares and ordinary shares, the equity structure of the Company is substantially identical to that of FYXTech BVI and Shenzhen Yale on a fully-diluted basis.
In June and July 2018, the Company established two wholly-owned subsidiaries, Hangzhou Yale Technology Co., Ltd. (“Hangzhou Yale”) in Hangzhou, PRC and Yalla Technology

FZ-LLC

(“Yalla Dubai”) in Dubai, United Arab Emirates (“UAE”), respectively. Pursuant to a series of agreements between Hangzhou Yale and Shenzhen Yale, and between Yalla Dubai and FYXTech BVI, FYXTech BVI and Shenzhen Yale transferred their business operations including assets and employees to Yalla Dubai and Hangzhou Yale, respectively, in exchange for minimal consideration. Such transfer was consummated in December 2018.
Upon the completion of the Reorganization, the Company, through its wholly-owned subsidiaries, have succeeded all of the business operations of FYXTech BVI and Shenzhen Yale. Since the Company, FYXTech BVI and Shenzhen Yale were all under common control of the
Co-founders
immediately before and after the Reorganization, the transfer of business operations of FYXTech BVI and Shenzhen Yale has been accounted for in a manner similar to a pooling of interest. That is, the consolidated financial statements of the Company include the results of the operations and the financial position of FYXTech BVI and Shenzhen Yale as of the beginning of the earliest period presented. The following assets and liabilities of FYXTech BVI and Shenzhen Yale upon the completion of the Reorganization were treated as distribution to the shareholders at historical cost basis and were not included in the Company’s consolidated financial statements as of December 31, 2018.

As of December 31, 2018
US$
ASSETS
Current assets
Cash and cash equivalents	7,601,027
Prepayments and other current assets	476,880

Total current assets	8,077,907

Non-current assets
Property and equipment, net	1,771
Loans to shareholders	10,260,950

Total assets	18,340,628

LIABILITIES
Current liabilities
Accounts payable	33,832
Accrued expenses and other current liabilities	127,867

Total current liabilities	161,699

Total liabilities	161,699